Contract revenues, Anti-Abeta Antibody in AD - 2006 Agreement with Genentech (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Payment	Dec. 31, 2021 USD ($) Payment	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 USD ($)
Contract revenues [Abstract]
Recognized revenues | SFr	SFr 0		SFr 15,431		SFr 110,456
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member]
Contract revenues [Abstract]
Period to provide notice of termination of agreement	90 days	90 days
Cumulative payments received	SFr 70,100						$ 65
Milestone payment recognized	31,600	$ 25
Milestone payment received	SFr 38,200	$ 40
Up-front consideration received								SFr 31,600	$ 25
Number of milestone payments received | Payment	3	3
Recognized revenues | $		$ 0		$ 0		$ 0
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member] | Bottom of Range [Member]
Contract revenues [Abstract]
Total potential collaboration agreement value	SFr 314,000						340
Total potential collaboration agreement value remaining	SFr 254,000						$ 275